Note 8 - Deposits	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Deposit Liabilities Disclosures [Text Block]
NOTE
8
- DEPOSITS

Time deposits at
December 31, 2019
and
2018
 include individual deposits greater than
$25
0,000
of
$15,568,000
an
d
$9,552,000,
respectively. Interest expense on time deposits greater than
$250,000
amoun
ted to
$239,000
for
2019
,
$12
0,000
for
2018
, and
$111,000
for
2017
.

At
December 31, 2019
,
time deposits amounted
to
$197,391,000
and
were scheduled to mature as follows:
2020,
$135,003,000;
2021,
$44,992,000;
2022,
$15,242,000;
2023,
$1,202,000;
2024,
$795,000;
and thereafter,
$157,000.

Certain directors and executive officers, including their immediate families and companies in which they are principal owners, are depositors of the Corporation. Such deposits amoun ted to
$5,536,000
an
d
$5,457,000
at
December 31, 2019
and
2018
, respectively.